Average Annual Total Returns - Neiman Large Cap Value Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
No-Load Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.49%	5.85%	6.86%
No-Load Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.99%	4.36%	5.33%
No-Load Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.99%	4.12%	4.97%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.98%	4.60%	6.22%